UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         November 15, 2010
--------------------------     ----------------------     ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $492,452
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number             Name

1.               028-13737                        Fox Point Fund LP
2.               028-13746                        Fox Point Offshore, Ltd.
3.               028-13749                        Fox Point QP Fund LP



                                            FORM 13F INFORMATION TABLE
                                        Fox Point Capital Management LLC


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                         VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP        (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 ---------        ------       ---------  -------- --------- ----------- --------- -----  ------- ----
ALLERGAN INC                   COM              018490102     2,100      31,569  SH        DEFINED     1          31,569
ALLERGAN INC                   COM              018490102     6,588      99,025  SH        DEFINED     2          99,025
ALLERGAN INC                   COM              018490102     7,944     119,406  SH        DEFINED     3         119,406
ALTRIA GROUP INC               COM              02209S103     2,275      94,709  SH        DEFINED     1          94,709
ALTRIA GROUP INC               COM              02209S103     7,136     297,069  SH        DEFINED     2         297,069
ALTRIA GROUP INC               COM              02209S103     8,604     358,222  SH        DEFINED     3         358,222
AMAZON COM INC                 COM              023135106     2,479      15,785  SH        DEFINED     1          15,785
AMAZON COM INC                 COM              023135106     7,776      49,512  SH        DEFINED     2          49,512
AMAZON COM INC                 COM              023135106     9,377      59,703  SH        DEFINED     3          59,703
AUTOZONE INC                   COM              053332102     1,445       6,314  SH        DEFINED     1           6,314
AUTOZONE INC                   COM              053332102     4,534      19,805  SH        DEFINED     2          19,805
AUTOZONE INC                   COM              053332102     5,467      23,881  SH        DEFINED     3          23,881
BANCO BRADESCO S A             SP ADR PFD NEW   059460303       643      31,570  SH        DEFINED     1          31,570
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     2,018      99,021  SH        DEFINED     2          99,021
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     2,434     119,409  SH        DEFINED     3         119,409
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109       610       6,315  SH        DEFINED     1           6,315
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109     1,911      19,793  SH        DEFINED     2          19,793
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109     2,307      23,892  SH        DEFINED     3          23,892
CARMAX INC                     COM              143130102       176       6,314  SH        DEFINED     1           6,314
CARMAX INC                     COM              143130102       552      19,805  SH        DEFINED     2          19,805
CARMAX INC                     COM              143130102       665      23,881  SH        DEFINED     3          23,881
CF INDS HLDGS INC              COM              125269100     1,507      15,785  SH        DEFINED     1          15,785
CF INDS HLDGS INC              COM              125269100     4,728      49,512  SH        DEFINED     2          49,512
CF INDS HLDGS INC              COM              125269100     5,702      59,703  SH        DEFINED     3          59,703
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1,018      15,785  SH        DEFINED     1          15,785
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3,192      49,510  SH        DEFINED     2          49,510
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3,849      59,705  SH        DEFINED     3          59,705
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203       781       6,314  SH        DEFINED     1           6,314
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     2,449      19,804  SH        DEFINED     2          19,804
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     2,953      23,882  SH        DEFINED     3          23,882
CREDICORP LTD                  COM              G2519Y108     2,157      18,941  SH        DEFINED     1          18,941
CREDICORP LTD                  COM              G2519Y108     6,767      59,415  SH        DEFINED     2          59,415
CREDICORP LTD                  COM              G2519Y108     8,160      71,644  SH        DEFINED     3          71,644
DAVITA INC                     COM              23918K108     1,743      25,256  SH        DEFINED     1          25,256
DAVITA INC                     COM              23918K108     5,468      79,216  SH        DEFINED     2          79,216
DAVITA INC                     COM              23918K108     6,594      95,528  SH        DEFINED     3          95,528
DECKERS OUTDOOR CORP           COM              243537107       631      12,628  SH        DEFINED     1          12,628
DECKERS OUTDOOR CORP           COM              243537107     1,979      39,610  SH        DEFINED     2          39,610
DECKERS OUTDOOR CORP           COM              243537107     2,386      47,762  SH        DEFINED     3          47,762
DIGITALGLOBE INC               COM NEW          25389M877     1,919      63,141  SH        DEFINED     1          63,141
DIGITALGLOBE INC               COM NEW          25389M877     6,020     198,034  SH        DEFINED     2         198,034
DIGITALGLOBE INC               COM NEW          25389M877     7,260     238,825  SH        DEFINED     3         238,825
DIRECTV                        COM CL A         25490A101     2,628      63,139  SH        DEFINED     1          63,139
DIRECTV                        COM CL A         25490A101     8,245     198,049  SH        DEFINED     2         198,049
DIRECTV                        COM CL A         25490A101     9,942     238,812  SH        DEFINED     3         238,812
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104     1,925      44,197  SH        DEFINED     1          44,197
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104     6,038     138,634  SH        DEFINED     2         138,634
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104     7,280     167,169  SH        DEFINED     3         167,169
DOLLAR TREE INC                COM              256746108       770      15,785  SH        DEFINED     1          15,785
DOLLAR TREE INC                COM              256746108     2,414      49,512  SH        DEFINED     2          49,512
DOLLAR TREE INC                COM              256746108     2,911      59,703  SH        DEFINED     3          59,703
EDWARDS LIFESCIENCES CORP      COM              28176E108     2,117      31,569  SH        DEFINED     1          31,569
EDWARDS LIFESCIENCES CORP      COM              28176E108     6,640      99,025  SH        DEFINED     2          99,025
EDWARDS LIFESCIENCES CORP      COM              28176E108     8,006     119,406  SH        DEFINED     3         119,406
EQUINIX INC                    COM NEW          29444U502       646       6,314  SH        DEFINED     1           6,314
EQUINIX INC                    COM NEW          29444U502     2,027      19,804  SH        DEFINED     2          19,804
EQUINIX INC                    COM NEW          29444U502     2,444      23,882  SH        DEFINED     3          23,882
GENERAL GROWTH PPTYS INC       COM              370021107       492      31,569  SH        DEFINED     1          31,569
GENERAL GROWTH PPTYS INC       COM              370021107     1,545      99,025  SH        DEFINED     2          99,025
GENERAL GROWTH PPTYS INC       COM              370021107     1,863     119,406  SH        DEFINED     3         119,406
GENZYME CORP                   COM              372917104     2,235      31,570  SH        DEFINED     1          31,570
GENZYME CORP                   COM              372917104     7,010      99,021  SH        DEFINED     2          99,021
GENZYME CORP                   COM              372917104     8,453     119,409  SH        DEFINED     3         119,409
HEALTH NET INC                 COM              42222G108       687      25,255  SH        DEFINED     1          25,255
HEALTH NET INC                 COM              42222G108     2,154      79,220  SH        DEFINED     2          79,220
HEALTH NET INC                 COM              42222G108     2,597      95,525  SH        DEFINED     3          95,525
INTUIT                         COM              461202103     2,904      66,296  SH        DEFINED     1          66,296
INTUIT                         COM              461202103     9,110     207,951  SH        DEFINED     2         207,951
INTUIT                         COM              461202103    10,985     250,753  SH        DEFINED     3         250,753
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3,023      46,552  SH        DEFINED     1          46,552
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     9,893     152,367  SH        DEFINED     2         152,367
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    11,433     176,081  SH        DEFINED     3         176,081
LULULEMON ATHLETICA INC        COM              550021109       847      18,942  SH        DEFINED     1          18,942
LULULEMON ATHLETICA INC        COM              550021109     2,657      59,414  SH        DEFINED     2          59,414
LULULEMON ATHLETICA INC        COM              550021109     3,204      71,644  SH        DEFINED     3          71,644
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109       441      11,365  SH        DEFINED     1          11,365
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109     1,382      35,649  SH        DEFINED     2          35,649
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109     1,667      42,986  SH        DEFINED     3          42,986
MEAD JOHNSON NUTRITION CO      COM              582839106     1,797      31,569  SH        DEFINED     1          31,569
MEAD JOHNSON NUTRITION CO      COM              582839106     5,636      99,025  SH        DEFINED     2          99,025
MEAD JOHNSON NUTRITION CO      COM              582839106     6,795     119,406  SH        DEFINED     3         119,406
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5,579      50,500      PUT   DEFINED     1          50,500
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    17,484     356,300      PUT   DEFINED     2         356,300
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    21,100     430,000      PUT   DEFINED     3         430,000
PRICELINE COM INC              COM NEW          741503403     3,211       9,218  SH        DEFINED     1           9,218
PRICELINE COM INC              COM NEW          741503403    10,072      28,915  SH        DEFINED     2          28,915
PRICELINE COM INC              COM NEW          741503403    12,146      34,867  SH        DEFINED     3          34,867
QUALCOMM INC                   COM              747525103     2,137      47,354  SH        DEFINED     1          47,354
QUALCOMM INC                   COM              747525103     6,704     148,537  SH        DEFINED     2         148,537
QUALCOMM INC                   COM              747525103     8,084     179,109  SH        DEFINED     3         179,109
RARE ELEMENT RES LTD           COM              75381M102        18       2,134  SH        DEFINED     1           2,134
RARE ELEMENT RES LTD           COM              75381M102        58       6,694  SH        DEFINED     2           6,694
RARE ELEMENT RES LTD           COM              75381M102        70       8,072  SH        DEFINED     3           8,072
ROVI CORP                      COM              779376102     3,979      78,923  SH        DEFINED     1          78,923
ROVI CORP                      COM              779376102    12,480     247,561  SH        DEFINED     2         247,561
ROVI CORP                      COM              779376102    15,048     298,516  SH        DEFINED     3         298,516
ULTA SALON COSMETCS & FRAG I   COM              90384S303       922      31,570  SH        DEFINED     1          31,570
ULTA SALON COSMETCS & FRAG I   COM              90384S303     2,891      99,021  SH        DEFINED     2          99,021
ULTA SALON COSMETCS & FRAG I   COM              90384S303     3,487     119,409  SH        DEFINED     3         119,409
VERISIGN INC                   COM              92343E102     4,008     126,279  SH        DEFINED     1         126,279
VERISIGN INC                   COM              92343E102    12,572     396,081  SH        DEFINED     2         396,081
VERISIGN INC                   COM              92343E102    15,160     477,640  SH        DEFINED     3         477,640
VIACOM INC NEW                 CL B             92553P201     2,285      63,139  SH        DEFINED     1          63,139
VIACOM INC NEW                 CL B             92553P201     7,167     198,046  SH        DEFINED     2         198,046
VIACOM INC NEW                 CL B             92553P201     8,643     238,815  SH        DEFINED     3         238,815



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